Capital stock (Details 4)	12 Months Ended
Dec. 31, 2020 shares $ / shares
Warrants
Balance, beginning of year | shares	900,000
Expired | shares	(900,000)
Balance, end of year | shares	0
Warrants exercisable, end of year | shares	0
Weighted average exercise price
Balance, beginning of year | $ / shares	$ 6.5
Expired | $ / shares	(6.5)
Balance, end of year | $ / shares	0
Warrants exercisable, end of year | $ / shares	$ 0